Expense Example - A C I Shares - JPMorgan SMID Cap Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	635	880	1,145	1,898	267	528	913	1,864	91	295	515	1,150